Securities purchased (sold) under resale (repurchase) agreements - Additional Information (Detail) - BRL (R$) R$ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of securities purchased under agreements to resell [Abstract]
Investments in purchase and sale commitments, interest rate	3.68%	4.63%		6.43%
Securities purchased under agreements to resel	R$ 309,053	R$ 654,057	R$ 133,028	R$ 488,809	R$ 420,958
Securities sold under repurchase agreements, interest rate	364.00%	448.00%		640.00%